Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenues	€ 4,943	€ 3,916	€ 9,003	€ 7,800
EMEA
Disclosure of geographical areas [line items]
Revenues	2,584	2,648	5,390	5,091
Germany
Disclosure of geographical areas [line items]
Revenues	790	1,719	1,637	2,810
France
Disclosure of geographical areas [line items]
Revenues	837	233	975	497
Great Britain
Disclosure of geographical areas [line items]
Revenues	355	231	730	559
Finland
Disclosure of geographical areas [line items]
Revenues	7	2	665	5
Others
Disclosure of geographical areas [line items]
Revenues	595	463	1,383	1,220
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	514	450	1,049	855
China
Disclosure of geographical areas [line items]
Revenues	286	263	519	498
Others
Disclosure of geographical areas [line items]
Revenues	228	187	530	357
Americas
Disclosure of geographical areas [line items]
Revenues	1,845	818	2,564	1,854
United States
Disclosure of geographical areas [line items]
Revenues	1,767	814	2,479	1,739
Others
Disclosure of geographical areas [line items]
Revenues	€ 78	€ 4	€ 85	€ 115